SHORT-TERM LOANS (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 CNY (¥)	Sep. 30, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)
SHORT-TERM LOANS
Short term loans	¥ 611,164	¥ 611,164	¥ 639,764	¥ 397,576	$ 89,937	$ 91,244
Principal amount			90,000
Shanghai 360 Changfeng Technology, Co.,Ltd., | Mortgage Loan Agreement
SHORT-TERM LOANS
Principal amount	¥ 1,000,000	1,000,000
Tenure	25 years
Interest rate basis points	1.36%
Unused amount of loan	¥ 1,000,000	¥ 1,000,000
Short-term bank borrowings, one
SHORT-TERM LOANS
Short term loans | $							$ 38,850
Basis spread on variable rate (as a percent)				3.00%
Short-term bank borrowings, two
SHORT-TERM LOANS
Short term loans				¥ 150,000
Fixed interest rate (as a percent)				4.05%			4.05%
Short-term bank borrowings, three
SHORT-TERM LOANS
Short term loans			¥ 150,000		$ 38,850	$ 30,000
Fixed interest rate (as a percent)	4.70%	4.70%	5.75%	3.46%	5.75%	4.70%	3.46%
Interest rate basis points		3.30%	3.30%
Short-term bank borrowings, three | Domestic commercial banks
SHORT-TERM LOANS
Short term loans | $					$ 30,000